Loss Sharing Agreements and FDIC Loss Share Receivable	12 Months Ended
Dec. 31, 2015
Loss Sharing Agreements and FDIC Loss Share Receivable [Abstract]
Loss Sharing Agreements and FDIC Loss Share Receivable
LOSS SHARING AGREEMENTS AND FDIC LOSS SHARE RECEIVABLE
Loss Sharing Agreements
Since 2009, the Company has acquired certain assets and liabilities of six failed banks. Substantially all of the loans and foreclosed real estate acquired through these transactions were covered by loss share agreements between the FDIC and IBERIABANK, which afforded IBERIABANK loss protection.
During the reimbursable loss periods, the FDIC will cover 80% of covered loan and foreclosed real estate losses up to certain thresholds for the six acquisitions, and 95% of losses that exceed contractual thresholds for three acquisitions. The reimbursable loss periods, excluding single family residential assets, ended in 2014 for three acquisitions, ended during 2015 for one acquisition and will end during 2016 for two acquisitions. The reimbursable loss periods for single family residential assets will end in 2019 for three acquisitions, in 2020 for one acquisition, and in 2021 for two acquisitions. To the extent that loss share coverage ends prior to triggering events on covered assets that would enable the Company to collect these amounts from the FDIC, future impairments may be required.
In addition, all covered assets, excluding single family residential assets, have a three year recovery period, which begins upon expiration of the reimbursable loss period. During the recovery periods, the Company must reimburse the FDIC for its share of any recovered losses, net of certain expenses, consistent with the covered loss reimbursement rates in effect during the recovery periods.
FDIC loss share receivables
The Company recorded indemnification assets in the form of FDIC loss share receivables as of the acquisition date of each of the six banks covered by loss share agreements. At acquisition, the indemnification assets represented the fair value of the expected cash flows to be received from the FDIC under the loss share agreements. Subsequent to acquisition, the FDIC loss share receivables are updated to reflect changes in actual and expected amounts collectible adjusted for amortization.
The following is a summary of FDIC loss share receivables year-to-date activity:

	December 31
(Dollars in thousands)	2015	2014
Balance at beginning of period	$69,627	$162,312
Change due to (reversal of) loan loss provision recorded on FDIC covered loans	(1,360)	(4,260)
Amortization	(23,500)	(74,617)
(Submission of reimbursable losses) recoveries payable to the FDIC	(2,444)	3,282
Impairment	—	(5,121)
Changes due to a change in cash flow assumptions on OREO and other changes	(2,445)	(11,969)
Balance at end of period	$39,878	$69,627

FDIC loss share receivables collectibility assessment
The Company assesses the FDIC loss share receivables for collectibility on a quarterly basis. Based on the collectibility analysis completed for the year ended December 31, 2015, the Company concluded that the $39.9 million FDIC loss share receivable is fully collectible as of December 31, 2015.
2014 and 2013 Impairments of FDIC loss share receivables
Based on improving economic trends, their impact on the amount and timing of expected future cash flows, and delays in the foreclosure process, during the loss share receivable collectibility assessment completed for the years ended December 31, 2014 and 2013, the Company concluded that certain expected losses were probable of not being collected from either the FDIC or the customer because such projected losses were no longer expected to occur or were expected to occur beyond the reimbursable loss periods specified within the loss share agreements. Management deemed an impairment charge necessary for the year ended December 31, 2014 in the amount of $5.1 million attributable to losses on OREO transactions that moved beyond the loss share term.
On April 10, 2013, management concluded that an impairment charge of $31.8 million was required and was recognized in the Company's consolidated financial statements during the three-month period ended March 31, 2013.